UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen International Growth Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.4%
	COMMON STOCKS – 94.4%
	Aerospace & Defense – 1.3%
26,669	Korea Aerospace Industries Limited	$ 1,510,292
33,798	Thales SA	3,182,218
	Total Aerospace & Defense	4,692,510
	Air Freight & Logistics – 1.0%
210,461	ZTO Express Cayman Inc., ADR, (2)	3,563,105
	Auto Components – 0.9%
467,824	Dometic Group AB, (2)	3,309,727
	Banks – 7.4%
88,098	Danske Bank A/S	2,719,989
365,035	DnB NOR ASA	5,279,573
560,000	Hiroshima Bank Limited	2,402,975
292,766	ING Groep N.V., Ordinary Shares	3,855,001
742,363	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	3,823,170
472,521	Nordea Bank AB	4,967,352
1,433,499	UniCredit SpA	3,556,390
	Total Banks	26,604,450
	Biotechnology – 0.4%
126,415	Innate Pharma S.A., (2)	1,484,861
	Building Products – 0.9%
196,765	Uponor OYJ	3,347,982
	Capital Markets – 2.4%
540,318	Burford Capital Ltd	3,181,091
171,405	IG Group Holdings PLC	1,731,898
114,400	Nihon M&A Center Inc.	3,725,336
	Total Capital Markets	8,638,325
	Chemicals – 2.6%
320,871	Hexpol AB	2,637,763
57,883	Laxness AG	3,706,351
87,800	Tokyo Ohka Kogyo Co., LTD	3,122,857
	Total Chemicals	9,466,971
	Commercial Services & Supplies – 0.6%
67,100	Park24 Company Limited	2,076,280
NUVEEN      1

Nuveen International Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 2.4%
1,448,500	China Railway Construction Corporation, Limited	$1,815,399
93,300	SNC Lavalin Group Inc.	3,790,987
39,091	Vinci S.A	2,831,344
	Total Construction & Engineering	8,437,730
	Construction Materials – 2.2%
2,837,100	Cemex Holdings Philippines, Inc., (2)	669,104
401,046	Cemex SAB de CV, Sponsored ADR, (2)	3,481,079
119,260	CRH PLC	3,883,674
	Total Construction Materials	8,033,857
	Containers & Packaging – 0.8%
236,189	RPC Group PLC	2,740,625
	Diversified Consumer Services – 1.8%
244,200	Kroton Educacional SA	1,216,410
35,470	New Oriental Education & Technology Group Inc. ADR	1,778,111
40,277	TAL Education Group ADR, (2)	3,280,159
	Total Diversified Consumer Services	6,274,680
	Diversified Financial Services – 1.0%
4,896,615	Axactor AB, (2)	1,724,588
173,300	Element Financial Corporation	1,688,683
	Total Diversified Financial Services	3,413,271
	Diversified Telecommunication Services – 0.5%
44,200	Nippon Telegraph and Telephone Corporation	1,964,070
	Electrical Equipment – 1.1%
47,691	Vesta Wind Systems A/S	3,825,387
	Electronic Equipment, Instruments & Components – 2.1%
92,602	Hexagon AB B SHS	3,241,836
5,700	Keyence Corporation	4,188,443
	Total Electronic Equipment, Instruments & Components	7,430,279
	Energy Equipment & Services – 1.6%
323,000	Enerflex Limited	3,431,559
392,800	Secure Energy Services Inc.	2,407,229
	Total Energy Equipment & Services	5,838,788
	Food Products – 1.2%
51,400	Ezaki Glico Co., Limited	2,926,080
86,131	Gruma S.A.B de C.V	1,197,294
	Total Food Products	4,123,374
	Health Care Providers & Services – 0.5%
62,600	Ship Healthcare Holdings Inc.	1,835,558
2      NUVEEN

Shares	Description (1)	Value
	Health Care Technology – 0.4%
279,778	BIT Computer Co., Limited, (2)	$ 1,445,041
	Hotels, Restaurants & Leisure – 4.9%
234,306	Basic-Fit NV, (2)	4,255,531
82,401	China Lodging Group Limited	3,544,067
151,710	Compass Group PLC	2,750,115
167,100	CVC Brasil Operadora e Agencia	1,282,566
60,393	Domino's Pizza Enterprises Limited	2,951,706
90,067	Evolution Gaming Group AB, (2)	2,597,660
	Total Hotels, Restaurants & Leisure	17,381,645
	Household Durables – 2.3%
7,133,100	MegaWide Construction Corporation, (2)	2,209,644
70,900	Pressance Corporation	818,051
116,000	Sekisui Chemical Co. LTD	1,830,648
110,340	Sony Corporation, ADR	3,456,952
	Total Household Durables	8,315,295
	Household Products – 0.7%
29,382	Reckitt and Benckiser	2,630,017
	Industrial Conglomerates – 1.2%
59,731	Rheinmetall AG	4,138,105
	Insurance – 3.9%
378,485	AXA	8,531,923
492,500	Ping An Insurance (Group) Company of China Limited	2,600,444
162,852	Prudential Corporation PLC	2,660,072
	Total Insurance	13,792,439
	Internet & Direct Marketing Retail – 0.5%
55,337	Shop Apotheke Europe NV, (2)	1,755,565
	Internet Software & Services – 9.0%
1,143,144	Aconex Limited, (2)	4,834,917
76,459	Alibaba Group Holding Limited, ADR, (2)	7,775,116
92,300	Dip Corp.	2,453,823
10,909	Mercadolibre, Inc.	1,832,821
95,642	Shopify Inc., Class A Shares, (2)	3,964,361
179,900	SMS CO., LTD, (2)	4,702,068
245,900	Tencent Holdings Limited	6,525,162
	Total Internet Software & Services	32,088,268
	IT Services – 0.9%
39,820	Cap Gemini Group	3,299,413
NUVEEN      3

Nuveen International Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Leisure Equipment & Products – 0.3%
20,500	Yonex Co., LTD	$ 906,050
	Life Sciences Tools & Services – 0.8%
6,065	Eurofins Scientific	2,755,686
	Machinery – 6.6%
92,339	Atlas Copco AB, Class A Shares	2,709,193
20,000	Fanuc Limited	3,753,218
112,100	Harmonic Drive Systems Inc.	3,165,139
1,909	Interroll Holding AG	2,083,492
125,600	Komatsu, Ltd	2,806,148
157,345	Konecranes Oyj	5,363,127
178,389	Kornit Digital Limited, (2)	1,837,407
198,700	Minebea Company Limited	2,034,937
	Total Machinery	23,752,661
	Media – 1.4%
268,346	Altice NV, Class A Shares, (2)	4,948,892
	Metals & Mining – 2.9%
579,801	ArcelorMittal, (2)	3,906,694
104,767	BHP Billiton Limited	1,838,592
53,936	Randgold Resources LTD	4,779,682
	Total Metals & Mining	10,524,968
	Multiline Retail – 0.5%
22,800	Seria Co Ltd	1,804,520
	Oil, Gas & Consumable Fuels – 5.8%
140,100	Canadian Natural Resources Limited	4,446,475
403,042	Cosan LTD Class A Shares	3,587,074
643,500	Crew Energy Inc., (2)	3,161,608
612,000	Enerplus Corporation	4,120,152
401,400	MEG Energy Corporation, (2)	1,636,963
164,770	Petroleo Brasileiro, Sponsored ADR	1,922,866
81,600	Seven Generations Energy Limited, Class A Shares, (2)	1,739,924
	Total Oil, Gas & Consumable Fuels	20,615,062
	Pharmaceuticals – 0.5%
2,405,000	China Animal Healthcare Limited, (3)	201,565
997,830	Vectura Group PLC, (2)	1,653,701
	Total Pharmaceuticals	1,855,266
	Professional Services – 1.5%
522,237	ALS Limited	2,474,964
25,675	Teleperformance	2,713,345
	Total Professional Services	5,188,309
4      NUVEEN

Shares	Description (1)	Value
	Real Estate Management & Development – 3.5%
568,691	Aroundtown Property Holdings PLC	$ 2,715,621
77,353	Fastighets AB Balder, Class B Shares, (2)	1,757,371
98,575	Grand City Properties SA	1,731,913
617,500	Ichigo Inc.	2,685,038
173,600	Open House Company, Limited	3,679,916
	Total Real Estate Management & Development	12,569,859
	Semiconductors & Semiconductor Equipment – 4.0%
213,503	Infineon Technologies AG	3,833,170
425,700	Sumco Corporation	4,473,362
383,326	Tower Semiconductor, Limited, (2)	5,960,719
	Total Semiconductors & Semiconductor Equipment	14,267,251
	Software – 3.1%
164,600	Capcom Co., LTD	4,261,362
133,070	Micro Focus International	3,487,213
93,160	Mobileye NV, (2)	3,463,689
	Total Software	11,212,264
	Specialty Retail – 1.3%
66,430	Industria de Diseno Textil, S.A.	2,322,251
85,904	Maisons du Monde, (2)	2,423,539
	Total Specialty Retail	4,745,790
	Technology Hardware, Storage & Peripherals – 0.6%
82,967	Logitech International SA	2,008,044
	Textiles, Apparel & Luxury Goods – 1.6%
22,928	Adidas-Salomon AG	3,760,281
8,694	Kering	1,928,333
	Total Textiles, Apparel & Luxury Goods	5,688,614
	Tobacco – 1.1%
79,403	Imperial Tobacco Group	3,844,324
	Trading Companies & Distributors – 1.0%
68,691	Cramo Oyj	1,805,963
81,300	Mitsubishi Corporation	1,776,088
	Total Trading Companies & Distributors	3,582,051
	Transportation Infrastructure – 0.3%
229,300	CCR SA	1,246,352
	Wireless Telecommunication Services – 1.1%
61,000	Softbank Corporation	3,840,202
	Total Long-Term Investments (cost $330,031,297)	337,303,783

NUVEEN      5

Nuveen International Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.7%
	REPURCHASE AGREEMENTS – 4.7%
$ 16,636	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $16,635,955, collateralized by $13,910,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $16,970,200	0.030%	11/01/16	$ 16,635,941
	Total Short-Term Investments (cost $16,635,941)			16,635,941
	Total Investments (cost $346,667,238) – 99.1%			353,939,724
	Other Assets Less Liabilities – 0.9%			3,278,216
	Net Assets – 100%			$357,217,940
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$337,102,218	$ —	$201,565	$337,303,783
Short-Term Investments:
Repurchase Agreements	—	16,635,941	—	16,635,941
Total	$337,102,218	$16,635,941	$201,565	$353,939,724
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $348,962,153.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 20,934,124
Depreciation	(15,956,553)
Net unrealized appreciation (depreciation) of investments	$ 4,977,571
6      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
NUVEEN      7

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	COMMON STOCKS – 97.8%
	Aerospace & Defense – 2.5%
257,432	Lockheed Martin Corporation	$ 63,426,096
	Automobiles – 2.8%
2,257,638	General Motors Company	71,341,361
	Banks – 6.2%
1,201,349	JPMorgan Chase & Co.	83,205,432
1,662,071	Wells Fargo & Company	76,471,886
	Total Banks	159,677,318
	Beverages – 2.8%
671,162	PepsiCo, Inc.	71,948,566
	Biotechnology – 2.4%
1,100,215	AbbVie Inc.	61,369,993
	Capital Markets – 1.8%
131,781	BlackRock Inc	44,968,948
	Chemicals – 3.8%
493,094	Monsanto Company	49,689,082
397,384	Praxair, Inc.	46,517,771
	Total Chemicals	96,206,853
	Consumer Finance – 2.1%
963,326	Discover Financial Services	54,264,154
	Containers & Packaging – 2.5%
778,270	Packaging Corp. of America	64,207,275
	Diversified Telecommunication Services – 2.6%
1,811,003	AT&T Inc.	66,626,800
	Electric Utilities – 3.0%
600,674	NextEra Energy Inc	76,886,272
	Electronic Equipment, Instruments & Components – 2.0%
830,524	TE Connectivity Limited	52,215,044
	Energy Equipment & Services – 2.0%
642,558	Schlumberger Limited	50,267,312
8      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.0%
353,158	Extra Space Storage Inc	$ 25,833,508
	Food & Staples Retailing – 2.8%
850,955	CVS Health Corporation	71,565,316
	Food Products – 2.1%
1,224,767	Mondelez International Inc	55,041,029
	Health Care Equipment & Supplies – 3.0%
921,443	Medtronic, PLC	75,576,755
	Health Care Providers & Services – 3.4%
621,105	UnitedHealth Group Incorporated	87,780,770
	Household Durables – 2.0%
343,242	Whirlpool Corporation	51,424,516
	Household Products – 2.0%
727,347	Colgate-Palmolive Company	51,903,482
	Industrial Conglomerates – 2.4%
558,791	Honeywell International Inc.	61,288,197
	Insurance – 4.1%
401,471	Ace Limited	50,986,817
861,171	Marsh & McLennan Companies, Inc.	54,589,630
	Total Insurance	105,576,447
	IT Services – 5.4%
587,394	Accenture Limited	68,278,679
941,921	Fidelity National Information Services	69,626,800
	Total IT Services	137,905,479
	Machinery – 1.8%
686,681	Ingersoll Rand Company Limited, Class A	46,206,765
	Media – 1.5%
417,211	Walt Disney Company	38,671,288
	Multi-Utilities – 1.9%
794,769	WEC Energy Group, Inc	47,463,605
	Oil, Gas & Consumable Fuels – 5.7%
734,544	Chevron Corporation	76,943,484
848,912	Phillips 66	68,889,209
	Total Oil, Gas & Consumable Fuels	145,832,693
	Pharmaceuticals – 6.2%
533,252	Johnson & Johnson	61,851,900
NUVEEN      9

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals (continued)
1,034,799	Novo-Nordisk A/S, Sponsored ADR	$ 36,776,756
1,860,252	Pfizer Inc.	58,988,591
	Total Pharmaceuticals	157,617,247
	Professional Services – 1.7%
945,960	Nielsen Holdings PLC	42,587,119
	Road & Rail – 2.5%
716,110	Union Pacific Corporation	63,146,580
	Software – 3.6%
1,532,333	Microsoft Corporation	91,817,393
	Specialty Retail – 2.2%
849,933	Lowe's Companies, Inc.	56,648,034
	Technology Hardware, Storage & Peripherals – 4.1%
916,335	Apple, Inc.	104,040,676
	Textiles, Apparel & Luxury Goods – 1.9%
883,645	VF Corporation	47,902,395
	Total Long-Term Investments (cost $1,918,063,732)	2,499,235,286

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$ 55,096	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $55,095,649, collateralized by $46,065,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $56,199,300	0.030%	11/01/16	$ 55,095,603
	Total Short-Term Investments (cost $55,095,603)			55,095,603
	Total Investments (cost $1,973,159,335) – 99.9%			2,554,330,889
	Other Assets Less Liabilities – 0.1%			1,845,268
	Net Assets – 100%			$2,556,176,157
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
10      NUVEEN

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,499,235,286	$ —	$ —	$2,499,235,286
Short-Term Investments:
Repurchase Agreements	—	55,095,603	—	55,095,603
Total	$2,499,235,286	$55,095,603	$ —	$2,554,330,889
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $1,981,456,431.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$599,049,509
Depreciation	(26,175,051)
Net unrealized appreciation (depreciation) of investments	$572,874,458

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt
NUVEEN      11

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.5%
	COMMON STOCKS – 97.5%
	Aerospace & Defense – 3.7%
3,776	Lockheed Martin Corporation	$ 930,331
18,369	Safran SA	1,262,907
	Total Aerospace & Defense	2,193,238
	Automobiles – 3.8%
15,838	Daimler AG	1,128,537
34,502	General Motors Company	1,090,263
	Total Automobiles	2,218,800
	Banks – 13.0%
434,700	BOC Hong Kong Holdings Limited	1,552,590
14,177	JPMorgan Chase & Co.	981,899
1,375,297	Lloyds TSB Group PLC	963,895
173,600	Mitsubishi UFJ Financial Group Inc	901,521
20,700	Toronto-Dominion Bank	939,240
23,191	Wells Fargo & Company	1,067,018
54,208	Westpac Banking Corporation	1,256,461
	Total Banks	7,662,624
	Beverages – 3.7%
10,450	Heineken NV	860,935
12,305	PepsiCo, Inc.	1,319,096
	Total Beverages	2,180,031
	Biotechnology – 3.1%
18,971	AbbVie Inc.	1,058,202
52,812	Grifols SA., Class B Shares	761,784
	Total Biotechnology	1,819,986
	Consumer Finance – 1.7%
17,955	Discover Financial Services	1,011,405
	Containers & Packaging – 4.2%
101,660	Amcor Limited	1,136,791
16,190	Packaging Corp. of America	1,335,675
	Total Containers & Packaging	2,472,466
	Diversified Telecommunication Services – 4.1%
33,269	AT&T Inc.	1,223,966
889,487	HKT Trust and HKT Limited	1,220,306
	Total Diversified Telecommunication Services	2,444,272
12      NUVEEN

Shares	Description (1)	Value
	Electric Utilities – 4.9%
12,498	NextEra Energy Inc	$1,599,744
67,254	Scottish and Southern Energy PLC	1,309,694
	Total Electric Utilities	2,909,438
	Energy Equipment & Services – 1.5%
11,318	Schlumberger Limited	885,407
	Equity Real Estate Investment Trust – 0.9%
7,429	Extra Space Storage Inc	543,431
	Food & Staples Retailing – 1.7%
11,638	CVS Health Corporation	978,756
	Health Care Equipment & Supplies – 1.5%
10,456	Medtronic, PLC	857,601
	Health Care Providers & Services – 2.2%
9,346	UnitedHealth Group Incorporated	1,320,870
	Hotels, Restaurants & Leisure – 1.5%
48,771	Compass Group PLC	884,094
	Household Durables – 1.2%
4,891	Whirlpool Corporation	732,770
	Household Products – 3.9%
16,214	Colgate-Palmolive Company	1,157,031
12,676	Reckitt and Benckiser	1,134,644
	Total Household Products	2,291,675
	Industrial Conglomerates – 2.2%
11,701	Honeywell International Inc.	1,283,366
	IT Services – 2.4%
12,378	Accenture Limited	1,438,819
	Machinery – 2.3%
82,600	Kubota Corporation	1,334,659
	Oil, Gas & Consumable Fuels – 5.8%
12,187	Chevron Corporation	1,276,588
11,492	Phillips 66	932,576
25,825	Total SA	1,239,436
	Total Oil, Gas & Consumable Fuels	3,448,600
	Personal Products – 1.4%
4,720	L'Oreal	844,824
NUVEEN      13

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 5.2%
22,377	Novo Nordisk AS, Class B	$ 800,523
36,149	Pfizer Inc.	1,146,285
14,430	Sanofi, SA	1,124,044
	Total Pharmaceuticals	3,070,852
	Professional Services – 2.9%
50,042	Experian PLC	963,485
16,568	Nielsen Holdings PLC	745,892
	Total Professional Services	1,709,377
	Road & Rail – 1.6%
10,685	Union Pacific Corporation	942,203
	Software – 5.1%
27,694	Microsoft Corporation	1,659,425
15,299	SAP SE	1,347,589
	Total Software	3,007,014
	Specialty Retail – 1.4%
12,629	Lowe's Companies, Inc.	841,723
	Technology Hardware, Storage & Peripherals – 2.5%
12,746	Apple, Inc.	1,447,181
	Textiles, Apparel & Luxury Goods – 1.7%
18,225	VF Corporation	987,977
	Trading Companies & Distributors – 2.3%
105,225	Itochu Corporation	1,332,997
	Wireless Telecommunication Services – 4.1%
39,900	KDDI Corporation	1,214,464
444,877	Vodafone Group PLC	1,224,103
	Total Wireless Telecommunication Services	2,438,567
	Total Long-Term Investments (cost $55,647,335)	57,535,023

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%
	REPURCHASE AGREEMENTS – 2.3%
$ 1,346	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $1,346,051, collateralized by $1,130,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,378,600	0.030%	11/01/16	$ 1,346,050
	Total Short-Term Investments (cost $1,346,050)			1,346,050
	Total Investments (cost $56,993,385) – 99.8%			58,881,073
	Other Assets Less Liabilities – 0.2%			110,241
	Net Assets – 100%			$58,991,314
14      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,535,023	$ —	$ —	$57,535,023
Short-Term Investments:
Repurchase Agreements	—	1,346,050	—	1,346,050
Total	$57,535,023	$1,346,050	$ —	$58,881,073
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $57,129,677.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 4,055,665
Depreciation	(2,304,269)
Net unrealized appreciation (depreciation) of investments	$ 1,751,396

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
NUVEEN      15

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.9%
	COMMON STOCKS – 95.9%
	Aerospace & Defense – 2.8%
1,762	Safran SA	$121,141
	Automobiles – 3.1%
1,836	Daimler AG	130,824
	Banks – 22.3%
42,000	BOC Hong Kong Holdings Limited	150,009
5,327	Danske Bank A/S	164,469
6,515	ForeningsSparbanken AB	152,630
145,352	Lloyds TSB Group PLC	101,872
21,900	Mitsubishi UFJ Financial Group Inc	113,729
3,178	Toronto-Dominion Bank	144,198
5,391	Westpac Banking Corporation	124,955
	Total Banks	951,862
	Beverages – 2.3%
1,181	Heineken NV	97,298
	Biotechnology – 2.7%
8,053	Grifols SA., Class B Shares	116,160
	Chemicals – 2.4%
620	Linde AG	102,295
	Containers & Packaging – 3.0%
11,220	Amcor Limited	125,465
	Diversified Financial Services – 2.4%
6,400	Orix Corporation	101,642
	Diversified Telecommunication Services – 2.8%
88,000	HKT Trust and HKT Limited	120,729
	Electric Utilities – 6.4%
5,812	Red Electrica Corporacion SA, (2)	121,254
7,796	Scottish and Southern Energy PLC	151,818
	Total Electric Utilities	273,072
	Food Products – 2.9%
1,764	Groupe Danone	122,150
16      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.6%
6,075	Compass Group PLC	$ 110,124
	Household Products – 2.3%
1,098	Reckitt and Benckiser	98,283
	Machinery – 2.4%
6,300	Kubota Corporation	101,796
	Media – 3.0%
5,956	WPP Group PLC	129,619
	Oil, Gas & Consumable Fuels – 6.0%
2,500	Enbridge Inc.	107,955
3,051	Total SA	146,429
	Total Oil, Gas & Consumable Fuels	254,384
	Personal Products – 3.8%
483	L'Oreal	86,451
1,833	Unilever NV	76,686
	Total Personal Products	163,137
	Pharmaceuticals – 7.4%
1,754	Novartis AG	124,786
2,456	Novo Nordisk AS, Class B	87,862
1,341	Sanofi, SA	104,459
	Total Pharmaceuticals	317,107
	Professional Services – 4.5%
4,512	Experian PLC	86,872
2,303	Nielsen Holdings PLC	103,681
	Total Professional Services	190,553
	Software – 2.2%
1,063	SAP SE	93,633
	Trading Companies & Distributors – 2.9%
9,800	Itochu Corporation	124,147
	Wireless Telecommunication Services – 5.7%
3,700	KDDI Corporation	112,620
47,398	Vodafone Group PLC	130,418
	Total Wireless Telecommunication Services	243,038
	Total Long-Term Investments (cost $3,783,753)	4,088,459

NUVEEN      17

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 12.6%
	REPURCHASE AGREEMENTS – 12.6%
$ 538	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $539,219, collateralized by $450,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $549,000	0.030%	11/01/16	$ 538,219
	Total Short-Term Investments (cost $538,219)			538,219
	Total Investments (cost $4,321,972) – 108.5%			4,626,678
	Other Assets Less Liabilities – (8.5)%			(361,328)
	Net Assets – 100%			$4,265,350
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,088,459	$ —	$ —	$4,088,459
Short-Term Investments:
Repurchase Agreements	—	538,219	—	538,219
Total	$4,088,459	$538,219	$ —	$4,626,678
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $4,466,122.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 416,483
Depreciation	(255,927)
Net unrealized appreciation (depreciation) of investments	$ 160,556
18      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      19

Nuveen Tradewinds Global All-Cap Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 89.2%
	Air Freight & Logistics – 4.3%
56,000	Deutsche Post AG	$1,735,412
9,900	United Parcel Service, Inc., Class B	1,066,824
	Total Air Freight & Logistics	2,802,236
	Airlines – 0.9%
6,200	Copa Holdings SA	571,826
	Automobiles – 1.5%
13,700	Daimler AG	976,193
	Banks – 8.1%
25,100	CIT Group Inc.	911,883
34,300	Citigroup Inc.	1,685,845
120,600	ING Groep N.V., Ordinary Shares	1,588,002
15,300	JPMorgan Chase & Co.	1,059,678
	Total Banks	5,245,408
	Biotechnology – 1.2%
13,500	AbbVie Inc.	753,030
	Capital Markets – 4.8%
62,500	Ares Capital Corporation	956,250
16,700	Deutsche Boerse AG	1,299,403
58,947	UBS AG	829,384
	Total Capital Markets	3,085,037
	Chemicals – 0.6%
90,100	CVR Partners LP	410,856
	Communications Equipment – 2.3%
31,178	Cisco Systems, Inc.	956,541
117,000	Ericsson LM, Class B Shares	566,337
	Total Communications Equipment	1,522,878
	Diversified Financial Services – 1.5%
115,800	Challenger Limited	947,838
	Diversified Telecommunication Services – 4.9%
54,300	Nippon Telegraph and Telephone Corporation	2,412,873
54,800	Telefonica Brasil SA	792,815
	Total Diversified Telecommunication Services	3,205,688
20      NUVEEN

Shares	Description (1)	Value
	Electric Utilities – 1.5%
298,600	EDP - Energias de Portugal, S.A.	$ 986,970
	Electrical Equipment – 1.0%
10,600	Eaton PLC	675,962
	Equity Real Estate Investment Trust – 1.9%
15,900	Apartment Investment & Management Company, Class A	700,713
35,400	Paramount Group Inc.	550,470
	Total Equity Real Estate Investment Trust	1,251,183
	Food & Staples Retailing – 1.5%
11,600	CVS Health Corporation	975,560
	Food Products – 2.3%
160,000	Orkla ASA	1,511,434
	Hotels, Restaurants & Leisure – 0.7%
8,400	Cedar Fair LP	477,540
	Household Durables – 1.2%
48,300	Sekisui House, Ltd.	799,780
	Industrial Conglomerates – 4.0%
22,600	General Electric Company	657,660
39,606	Koninklijke Philips Electronics NV	1,193,892
6,600	Siemens AG	749,511
	Total Industrial Conglomerates	2,601,063
	Insurance – 10.4%
31,900	Ageas	1,165,232
8,500	Allianz AG ORD Shares	1,324,985
15,900	CNA Financial Corporation	581,463
19,000	Swiss Re AG	1,764,539
54,000	Unum Group	1,911,600
	Total Insurance	6,747,819
	Media – 6.7%
36,200	Interpublic Group of Companies, Inc.	810,518
34,800	National CineMedia, Inc.	482,676
21,500	ProSiebenSat.1 Media AG	926,600
12,700	Time Warner Inc.	1,130,173
27,100	Viacom Inc., Class B	1,017,876
	Total Media	4,367,843
	Mortgage Real Estate Investment Trust – 0.7%
22,300	Colony Financial Inc.	423,923
NUVEEN      21

Nuveen Tradewinds Global All-Cap Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Multiline Retail – 1.5%
14,100	Target Corporation	$ 969,093
	Multi-Utilities – 2.8%
82,800	Veolia Environment S.A., ADR	1,806,967
	Oil, Gas & Consumable Fuels – 2.8%
13,200	Phillips 66	1,071,180
15,000	Total SA	719,905
	Total Oil, Gas & Consumable Fuels	1,791,085
	Pharmaceuticals – 7.5%
53,000	AstraZeneca PLC, Sponsored ADR	1,500,960
117,800	GlaxoSmithKline PLC	2,333,671
4,614	Roche Holdings AG	1,060,770
	Total Pharmaceuticals	4,895,401
	Road & Rail – 1.4%
10,400	Kyushu Railway Company, (2)	306,437
7,100	Union Pacific Corporation	626,078
	Total Road & Rail	932,515
	Semiconductors & Semiconductor Equipment – 1.5%
52,800	Infineon Technologies AG	947,956
	Software – 5.8%
22,100	Microsoft Corporation	1,324,232
64,038	Oracle Corporation	2,460,340
	Total Software	3,784,572
	Specialty Retail – 1.0%
25,500	GameStop Corporation	613,275
	Textiles, Apparel & Luxury Goods – 0.0%
31,950,000	China Hongxing Sports Limited, (3)	23
	Tobacco – 2.9%
38,600	Imperial Brands PLC	1,868,832
	Total Common Stocks (cost $62,061,290)	57,949,786

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7%
	Consumer Finance – 0.7%
17,000	GMAC Capital Trust I	6.691%	B+	$434,010
	Total $25 Par (or similar) Retail Preferred (cost $432,310)			434,010

22      NUVEEN

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 7.3%
	Banks – 1.3%
355	Bank of America Corporation	7.250%	BB+	$ 437,005
325	Wells Fargo & Company	7.500%	BBB	424,125
	Total Banks			861,130
	Diversified Telecommunication Services – 1.4%
10,800	Frontier Communications Corporation	11.125%	N/R	901,908
	Electric Utilities – 1.1%
13,355	Great Plains Energy Inc.	7.000%	N/R	707,681
	Pharmaceuticals – 3.5%
3,000	Teva Pharmaceutical Industries Limited, (5)	7.000%	N/R	2,276,100
	Total Convertible Preferred Securities (cost $5,158,878)			4,746,819

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 1.3%
	Banks – 1.3%
$ 396	Bank of America Corporation	6.500%	10/29/49	BB+	$ 429,660
425	Citigroup Inc.	5.800%	11/29/49	BB+	430,844
$ 821	Total Corporate Bonds (cost $858,729)				860,504
	Total Long-Term Investments (cost $68,511,207)				63,991,119

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$ 1,060	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $1,059,911, collateralized by $890,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,085,800	0.030%	11/01/16	$ 1,059,910
	Total Short-Term Investments (cost $1,059,910)			1,059,910
	Total Investments (cost $69,571,117) – 100.1%			65,051,029
	Other Assets Less Liabilities – (0.1)%			(61,580)
	Net Assets – 100%			$64,989,449
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
NUVEEN      23

Nuveen Tradewinds Global All-Cap Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,949,763	$ —	$23	$57,949,786
$25 Par (or similar) Retail Preferred	434,010	—	—	434,010
Convertible Preferred Securities	2,470,719	2,276,100	—	4,746,819
Corporate Bonds	—	860,504	—	860,504
Short-Term Investments:
Repurchase Agreements	—	1,059,910	—	1,059,910
Total	$60,854,492	$4,196,514	$23	$65,051,029
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $69,793,254.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 3,125,324
Depreciation	(7,867,549)
Net unrealized appreciation (depreciation) of investments	$(4,742,225)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt
24      NUVEEN

Nuveen NWQ International Value Fund
(formerly known as Nuveen Tradewinds International Value Fund)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.3%
591,700	Embraer Aircraft Corporation	$ 3,179,090
40,529	Thales SA	3,815,969
	Total Aerospace & Defense	6,995,059
	Automobiles – 4.0%
30,286	Hyundai Motor Co., Ltd, PFD	2,530,340
50,943	Toyota Motor Corporation, Sponsored ADR	5,892,067
	Total Automobiles	8,422,407
	Banks – 12.0%
14,549,100	Bank of Ireland, (2)	3,154,328
567,777	HSBC Holdings PLC	4,282,340
441,450	ING Groep N.V., Ordinary Shares	5,812,799
447,000	Oversea-Chinese Banking Corporation Limited	2,724,571
2,171,562	Royal Bank of Scotland Group PLC, (2)	5,026,266
134,800	Sumitomo Mitsui Trust Holdings Inc.	4,563,173
	Total Banks	25,563,477
	Beverages – 1.2%
181,962	Refresco Gerber N.V.	2,656,660
	Capital Markets – 2.6%
386,653	UBS AG	5,440,208
	Chemicals – 2.8%
93,309	Koninklijke DSM NV	6,000,348
	Commercial Services & Supplies – 5.1%
351,000	Dai Nippon Printing Co., Ltd.	3,527,739
133,807	ISS AS	5,260,808
787,261	Mitie Group PLC	2,029,358
	Total Commercial Services & Supplies	10,817,905
	Communications Equipment – 1.4%
606,810	Ericsson LM Telefonaktiebolaget, Sponsored ADR	2,955,165
	Diversified Financial Services – 1.6%
39,103	Groupe Bruxelles Lambert SA	3,363,629
	Diversified Telecommunication Services – 4.5%
133,896	Nippon Telegraph and Telephone Corporation, ADR	5,943,643
NUVEEN      25

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
223,137	Telenor ASA	$ 3,551,352
	Total Diversified Telecommunication Services	9,494,995
	Electrical Equipment – 2.3%
84,800	Mabuchi Motor Company Limited	4,940,669
	Electronic Equipment, Instruments & Components – 1.6%
235,315	Flextronics International Limited, (2)	3,339,120
	Energy Equipment & Services – 3.2%
421,783	Aker Solutions ASA, (2)	1,941,386
351,411	Tenaris SA	4,968,608
	Total Energy Equipment & Services	6,909,994
	Food & Staples Retailing – 6.0%
184,663	Carrefour SA	4,843,848
81,600	Seven & I Holdings Co. Ltd	3,410,440
1,711,808	Tesco PLC, (2)	4,415,748
	Total Food & Staples Retailing	12,670,036
	Household Durables – 2.6%
237,000	Panasonic Corporation	2,479,155
190,800	Sekisui House, Ltd.	3,159,380
	Total Household Durables	5,638,535
	Industrial Conglomerates – 2.2%
41,723	Siemens AG	4,738,158
	Insurance – 9.0%
154,633	Ageas	5,648,379
20,982	Allianz AG ORD Shares	3,270,685
75,269	Axis Capital Holdings Limited	4,288,075
198,200	MS&AD Insurance Group	5,900,452
	Total Insurance	19,107,591
	IT Services – 1.0%
41,903	Luxoft Holding Inc., (2)	2,220,859
	Media – 3.0%
47,464	Publicis Groupe	3,256,476
79,641	Wolters Kluwer NV	3,082,201
	Total Media	6,338,677
	Oil, Gas & Consumable Fuels – 4.9%
253,349	Cameco Corporation	1,950,788
111,905	Canadian Natural Resources Limited	3,548,508
92,394	Royal Dutch Shell PLC, Class B Shares, Sponsored ADR	4,833,130
	Total Oil, Gas & Consumable Fuels	10,332,426
26      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals – 7.7%
157,153	GlaxoSmithKline PLC	$ 3,113,272
13,090	Roche Holdings AG	3,009,423
74,369	Sanofi, SA	5,793,074
104,192	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,453,166
	Total Pharmaceuticals	16,368,935
	Professional Services – 1.7%
46,127	Manpower Group	3,542,554
	Real Estate Management & Development – 2.8%
620,300	City Developments Limited	3,785,335
363,360	Henderson Land Development Company Limited	2,152,831
	Total Real Estate Management & Development	5,938,166
	Semiconductors & Semiconductor Equipment – 1.4%
54,700	Rohm Company Limited	2,884,438
	Software – 1.5%
35,850	SAP SE	3,157,793
	Technology Hardware, Storage & Peripherals – 3.0%
94,200	Fujifilm Holdings	3,570,564
2,454	Samsung Electronics Company Limited	2,824,486
	Total Technology Hardware, Storage & Peripherals	6,395,050
	Textiles, Apparel & Luxury Goods – 1.7%
320,000	Wacoal Holdings Corporation	3,698,293
	Tobacco – 2.9%
102,300	Japan Tobacco Inc.	3,896,121
131,212	Skandinavisk Tobacco Group	2,271,491
	Total Tobacco	6,167,612
	Wireless Telecommunication Services – 2.6%
250,548	SK Telecom Company Limited, Sponsored ADR	5,474,474
	Total Long-Term Investments (cost $185,466,097)	211,573,233

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%
	REPURCHASE AGREEMENTS – 0.6%
$ 1,268	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $1,268,173, collateralized by $1,065,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,299,300	0.030%	11/01/16	$ 1,268,172
	Total Short-Term Investments (cost $1,268,172)			1,268,172
	Total Investments (cost $186,734,269) – 100.2%			212,841,405
	Other Assets Less Liabilities – (0.2)%			(376,803)
	Net Assets – 100%			$212,464,602
NUVEEN      27

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$211,573,233	$ —	$ —	$211,573,233
Short-Term Investments:
Repurchase Agreements	—	1,268,172	—	1,268,172
Total	$211,573,233	$1,268,172	$ —	$212,841,405
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $195,763,345.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 47,834,575
Depreciation	(30,756,515)
Net unrealized appreciation (depreciation) of investments	$ 17,078,060

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
28      NUVEEN

Nuveen NWQ Japan Fund
(formerly known as Nuveen Tradewinds Japan Fund)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Automobiles – 2.6%
1,911	Toyota Motor Corporation, Sponsored ADR	$221,026
	Banks – 6.3%
32,000	Chiba Bank Limited	198,341
18,100	Resona Holdings, Inc.	80,429
7,500	Sumitomo Mitsui Trust Holdings Inc.	253,886
	Total Banks	532,656
	Beverages – 2.2%
10,900	Kirin Holdings Company, Limited	187,868
	Building Products – 2.5%
9,300	LIXIL Group Corporation	213,988
	Capital Markets – 2.1%
30,000	Daiwa Securities Group Inc.	179,565
	Chemicals – 2.1%
24,000	Chugoku Marine Paints Limited	175,074
	Commercial Services & Supplies – 5.0%
10,000	Dai Nippon Printing Co., Ltd.	100,505
9,100	Duskin Company Limited	175,110
2,100	Secom Company Limited	151,848
	Total Commercial Services & Supplies	427,463
	Communications Equipment – 1.0%
4,600	ICOM, Inc.	84,701
	Construction & Engineering – 1.4%
11,800	Obayashi Corporation	113,983
	Consumer Finance – 2.2%
10,900	Credit Saison Company, Limited	188,752
	Containers & Packaging – 1.7%
7,600	Toyo Seikan Group Holding Ltd.	140,593
	Diversified Telecommunication Services – 2.5%
4,847	Nippon Telegraph and Telephone Corporation, ADR	215,158
	Electrical Equipment – 2.8%
4,100	Mabuchi Motor Company Limited	238,877
NUVEEN      29

Nuveen NWQ Japan Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 3.7%
2,900	Kyocera Corporation	$141,308
19,300	Sanshin Electronics Company Limited	171,155
	Total Electronic Equipment, Instruments & Components	312,463
	Food & Staples Retailing – 2.8%
5,700	Seven & I Holdings Co. Ltd	238,229
	Food Products – 3.3%
7,000	NH Foods Limited	167,808
2,800	Toyo Suisan Kaisha Limited	113,607
	Total Food Products	281,415
	Health Care Providers & Services – 2.0%
4,900	Tokai Corporation	167,274
	Household Durables – 4.2%
20,800	Panasonic Corporation	217,580
8,400	Sekisui House, Ltd.	139,092
	Total Household Durables	356,672
	Insurance – 5.0%
8,700	MS&AD Insurance Group	259,001
5,200	Sompo Holdings Inc.	168,788
	Total Insurance	427,789
	IT Services – 3.4%
3,600	TKC Corporation	106,589
17,800	Zuken Inc.	182,294
	Total IT Services	288,883
	Leisure Equipment & Products – 1.2%
2,900	Sankyo Company Ltd	102,317
	Media – 3.4%
10,800	Hakuhodo DY Holdings Inc.	130,070
8,600	TV Asahi Corporation	161,798
	Total Media	291,868
	Oil, Gas & Consumable Fuels – 3.1%
10,500	INPEX Corporation	98,682
41,800	JX Holdings Inc.	165,773
	Total Oil, Gas & Consumable Fuels	264,455
	Personal Products – 3.2%
2,800	KAO Corporation	144,312
5,000	Shiseido Company, Limited	129,112
	Total Personal Products	273,424
	Pharmaceuticals – 7.1%
8,400	Astellas Pharma Inc.	124,915
30      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
4,700	Kissei Pharmaceuticals Company Limited	$ 123,158
8,700	Mitsubishi Tanabe Pharma Corporation	169,736
4,200	Otsuka Holdings Company KK	184,108
	Total Pharmaceuticals	601,917
	Real Estate Management & Development – 1.4%
4,300	Daiwa House Industry Company Limited	118,335
	Road & Rail – 1.6%
12,300	Seino Holdings Co., Limited	136,641
	Semiconductors & Semiconductor Equipment – 1.6%
2,600	Rohm Company Limited	137,103
	Software – 1.1%
3,400	Fuji Soft Inc.	90,520
	Specialty Retail – 3.2%
6,200	Chiyoda Company Limited	147,625
7,900	Xebio Company Limited	122,865
	Total Specialty Retail	270,490
	Technology Hardware, Storage & Peripherals – 1.9%
4,300	Fujifilm Holdings	162,988
	Textiles, Apparel & Luxury Goods – 2.0%
15,000	Wacoal Holdings Corporation	173,357
	Tobacco – 2.3%
5,100	Japan Tobacco Inc.	194,235
	Trading Companies & Distributors – 2.1%
12,600	Mitsui & Company Limited	175,177
	Transportation Infrastructure – 1.3%
13,000	Kamigumi Company Limited	111,195
	Wireless Telecommunication Services – 2.7%
9,090	NTT DoCoMo Inc., Sponsored ADR	228,523
	Total Long-Term Investments (cost $6,826,570)	8,324,974

NUVEEN      31

Nuveen NWQ Japan Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$ 111	Repurchase Agreement with Fixed Income Clear Corporation, dated 10/31/16, repurchase price $110,717, collateralized by $95,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $115,900	0.030%	11/01/16	$ 110,716
	Total Short-Term Investments (cost $110,716)			110,716
	Total Investments (cost $6,937,286) – 99.3%			8,435,690
	Other Assets Less Liabilities – 0.7%			60,265
	Net Assets – 100%			$8,495,955
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$8,324,974	$ —	$ —	$8,324,974
Short-Term Investments:
Repurchase Agreements	—	110,716	—	110,716
Total	$8,324,974	$110,716	$ —	$8,435,690
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $7,396,309.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$1,556,639
Depreciation	(517,258)
Net unrealized appreciation (depreciation) of investments	$1,039,381
32      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt
NUVEEN      33

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.6%
88,550	Raytheon Company	$12,096,816
	Banks – 1.0%
105,000	JPMorgan Chase & Co.	7,272,300
	Beverages – 1.0%
71,250	PepsiCo, Inc.	7,638,000
	Biotechnology – 3.5%
172,790	Celgene Corporation, (2)	17,655,682
24,320	Regeneron Pharmaceuticals, Inc., (2)	8,390,887
	Total Biotechnology	26,046,569
	Capital Markets – 1.0%
74,250	Moody's Corporation	7,463,610
	Chemicals – 1.9%
59,900	Ecolab Inc.	6,838,783
31,000	Sherwin-Williams Company	7,590,660
	Total Chemicals	14,429,443
	Equity Real Estate Investment Trust – 2.7%
107,100	American Tower Corporation, REIT	12,551,049
78,500	Crown Castle International Corporation	7,142,715
	Total Equity Real Estate Investment Trust	19,693,764
	Food & Staples Retailing – 2.1%
63,050	Costco Wholesale Corporation	9,323,204
69,800	CVS Health Corporation	5,870,180
	Total Food & Staples Retailing	15,193,384
	Health Care Equipment & Supplies – 6.9%
323,800	Boston Scientific Corporation, (2)	7,123,600
179,900	Danaher Corporation	14,131,145
89,355	Edwards Lifesciences Corporation, (2)	8,508,383
11,750	Intuitive Surgical, Inc., (2)	7,896,940
45,700	Stryker Corporation	5,271,495
79,950	Zimmer Biomet Holdings, Inc.	8,426,730
	Total Health Care Equipment & Supplies	51,358,293
	Health Care Providers & Services – 3.8%
134,100	Centene Corporation, (2)	8,378,568
34      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
142,250	UnitedHealth Group Incorporated	$20,104,192
	Total Health Care Providers & Services	28,482,760
	Hotels, Restaurants & Leisure – 2.4%
338,580	Starbucks Corporation	17,968,441
	Industrial Conglomerates – 1.7%
114,000	Honeywell International Inc.	12,503,520
	Internet & Direct Marketing Retail – 9.2%
42,330	Amazon.com, Inc., (2)	33,433,081
180,800	CTRIP.com, ADR, (2)	7,982,320
39,050	Expedia, Inc.	5,046,431
67,700	NetFlix.com Inc., (2)	8,453,699
9,010	Priceline Group Inc., (2)	13,282,812
	Total Internet & Direct Marketing Retail	68,198,343
	Internet Software & Services – 10.7%
91,900	Alibaba Group Holding Limited, ADR, (2)	9,345,311
23,670	Alphabet Inc., Class A, (2)	19,170,333
21,175	Alphabet Inc., Class C, (2)	16,612,635
39,065	CoStar Group, Inc., (2)	7,309,843
207,050	Facebook Inc., Class A Shares, (2)	27,121,479
	Total Internet Software & Services	79,559,601
	IT Services – 11.5%
140,450	Fidelity National Information Services	10,382,064
75,900	FleetCor Technologies Inc., (2)	13,305,270
146,500	MasterCard, Inc.	15,678,430
345,900	PayPal Holdings, Inc., (2)	14,410,194
381,300	Visa Inc.	31,461,063
	Total IT Services	85,237,021
	Life Sciences Tools & Services – 1.2%
59,900	Thermo Fisher Scientific, Inc.	8,807,097
	Machinery – 0.7%
105,050	Fortive Corporation	5,362,803
	Media – 2.7%
27,920	Charter Communications, Inc., Class A, (2)	6,976,929
120,900	Comcast Corporation, Class A	7,474,038
65,400	Time Warner Inc.	5,819,946
	Total Media	20,270,913
	Multiline Retail – 1.4%
139,800	Dollar Tree Stores Inc., (2)	10,561,890
NUVEEN      35

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 2.0%
82,700	Diamondback Energy, (2)	$ 7,549,683
42,645	Pioneer Natural Resources Company	7,634,308
	Total Oil, Gas & Consumable Fuels	15,183,991
	Pharmaceuticals – 3.8%
39,530	Allergan PLC, (2)	8,259,398
73,200	Eli Lilly and Company	5,405,088
309,500	Zoetis Incorporated	14,794,100
	Total Pharmaceuticals	28,458,586
	Professional Services – 1.0%
163,700	Nielsen Holdings PLC	7,369,774
	Road & Rail – 1.0%
85,700	Kansas City Southern Industries	7,521,032
	Semiconductors & Semiconductor Equipment – 3.6%
213,100	Applied Materials, Inc.	6,196,948
82,100	Broadcom Limited	13,979,988
401,100	Micron Technology, Inc., (2)	6,882,876
	Total Semiconductors & Semiconductor Equipment	27,059,812
	Software – 10.2%
156,200	Activision Blizzard Inc.	6,743,154
108,300	Adobe Systems Incorporated, (2)	11,643,333
243,400	Microsoft Corporation	14,584,528
187,000	Mobileye NV, (2)	6,952,660
217,600	Salesforce.com, Inc., (2)	16,354,816
115,800	ServiceNow Inc., (2)	10,179,978
161,500	Splunk Inc., (2)	9,720,685
	Total Software	76,179,154
	Specialty Retail – 2.6%
96,550	Home Depot, Inc.	11,780,065
29,770	O'Reilly Automotive Inc., (2)	7,872,379
	Total Specialty Retail	19,652,444
	Technology Hardware, Storage & Peripherals – 3.9%
252,475	Apple, Inc.	28,666,011
	Textiles, Apparel & Luxury Goods – 3.3%
99,550	Lululemon Athletica Inc., (2)	5,699,237
376,900	Nike, Inc., Class B	18,912,842
	Total Textiles, Apparel & Luxury Goods	24,612,079
	Total Long-Term Investments (cost $531,828,586)	732,847,451

36      NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$ 7,114	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $7,113,539, collateralized by $5,950,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $7,259,000	0.030%	11/01/16	$ 7,113,533
	Total Short-Term Investments (cost $7,113,533)			7,113,533
	Total Investments (cost $538,942,119) – 99.3%			739,960,984
	Other Assets Less Liabilities – 0.7%			5,050,242
	Net Assets – 100%			$745,011,226
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$732,847,451	$ —	$ —	$732,847,451
Short-Term Investments:
Repurchase Agreements	—	7,113,533	—	7,113,533
Total	$732,847,451	$7,113,533	$ —	$739,960,984
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $543,260,802.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$213,025,173
Depreciation	(16,324,991)
Net unrealized appreciation (depreciation) of investments	$196,700,182
NUVEEN      37

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
38      NUVEEN

Nuveen Winslow Managed Volatility Equity Fund
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.2%
	COMMON STOCKS – 95.2%
	Aerospace & Defense – 1.5%
585	Raytheon Company	$ 79,917
	Banks – 1.0%
710	JPMorgan Chase & Co.	49,175
	Beverages – 1.0%
480	PepsiCo, Inc.	51,456
	Biotechnology – 3.3%
1,155	Celgene Corporation, (2)	118,018
160	Regeneron Pharmaceuticals, Inc., (2)	55,203
	Total Biotechnology	173,221
	Capital Markets – 1.0%
500	Moody's Corporation	50,260
	Chemicals – 1.9%
405	Ecolab Inc.	46,239
210	Sherwin-Williams Company	51,420
	Total Chemicals	97,659
	Equity Real Estate Investment Trust – 2.6%
720	American Tower Corporation, REIT	84,377
530	Crown Castle International Corporation	48,224
	Total Equity Real Estate Investment Trust	132,601
	Food & Staples Retailing – 2.0%
415	Costco Wholesale Corporation	61,366
490	CVS Health Corporation	41,209
	Total Food & Staples Retailing	102,575
	Health Care Equipment & Supplies – 6.7%
2,175	Boston Scientific Corporation, (2)	47,850
1,215	Danaher Corporation	95,438
585	Edwards Lifesciences Corporation, (2)	55,704
80	Intuitive Surgical, Inc., (2)	53,766
305	Stryker Corporation	35,182
555	Zimmer Biomet Holdings, Inc.	58,497
	Total Health Care Equipment & Supplies	346,437
	Health Care Providers & Services – 3.7%
905	Centene Corporation, (2)	56,544
NUVEEN      39

Nuveen Winslow Managed Volatility Equity Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
960	UnitedHealth Group Incorporated	$135,677
	Total Health Care Providers & Services	192,221
	Hotels, Restaurants & Leisure – 2.3%
2,275	Starbucks Corporation	120,734
	Industrial Conglomerates – 1.6%
770	Honeywell International Inc.	84,454
	Internet & Direct Marketing Retail – 8.9%
288	Amazon.com, Inc., (2)	227,468
1,200	CTRIP.com, ADR, (2)	52,980
255	Expedia, Inc.	32,954
450	NetFlix.com Inc., (2)	56,192
62	Priceline Group Inc., (2)	91,402
	Total Internet & Direct Marketing Retail	460,996
	Internet Software & Services – 10.3%
620	Alibaba Group Holding Limited, ADR, (2)	63,048
157	Alphabet Inc., Class A, (2)	127,154
142	Alphabet Inc., Class C, (2)	111,405
260	CoStar Group, Inc., (2)	48,651
1,395	Facebook Inc., Class A Shares, (2)	182,731
	Total Internet Software & Services	532,989
	IT Services – 11.1%
945	Fidelity National Information Services	69,854
515	FleetCor Technologies Inc., (2)	90,280
990	MasterCard, Inc.	105,950
2,250	PayPal Holdings, Inc., (2)	93,735
2,565	Visa Inc.	211,638
	Total IT Services	571,457
	Life Sciences Tools & Services – 1.0%
355	Thermo Fisher Scientific, Inc.	52,196
	Machinery – 0.7%
710	Fortive Corporation	36,246
	Media – 2.6%
188	Charter Communications, Inc., Class A, (2)	46,979
815	Comcast Corporation, Class A	50,383
445	Time Warner Inc.	39,601
	Total Media	136,963
	Multiline Retail – 1.4%
930	Dollar Tree Stores Inc., (2)	70,262
40      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 2.0%
560	Diamondback Energy, (2)	$ 51,122
290	Pioneer Natural Resources Company	51,916
	Total Oil, Gas & Consumable Fuels	103,038
	Pharmaceuticals – 3.7%
270	Allergan PLC, (2)	56,414
500	Eli Lilly and Company	36,920
2,080	Zoetis Incorporated	99,424
	Total Pharmaceuticals	192,758
	Professional Services – 1.0%
1,100	Nielsen Holdings PLC	49,522
	Road & Rail – 1.0%
575	Kansas City Southern Industries	50,462
	Semiconductors & Semiconductor Equipment – 3.5%
1,435	Applied Materials, Inc.	41,730
555	Broadcom Limited	94,505
2,695	Micron Technology, Inc., (2)	46,246
	Total Semiconductors & Semiconductor Equipment	182,481
	Software – 9.9%
1,065	Activision Blizzard Inc.	45,976
730	Adobe Systems Incorporated, (2)	78,482
1,650	Microsoft Corporation	98,868
1,215	Mobileye NV, (2)	45,174
1,475	Salesforce.com, Inc., (2)	110,861
780	ServiceNow Inc., (2)	68,570
1,080	Splunk Inc., (2)	65,005
	Total Software	512,936
	Specialty Retail – 2.6%
650	Home Depot, Inc.	79,306
200	O'Reilly Automotive Inc., (2)	52,888
	Total Specialty Retail	132,194
	Technology Hardware, Storage & Peripherals – 3.7%
1,695	Apple, Inc.	192,450
	Textiles, Apparel & Luxury Goods – 3.2%
665	Lululemon Athletica Inc., (2)	38,071
2,530	Nike, Inc., Class B	126,956
	Total Textiles, Apparel & Luxury Goods	165,027
	Total Long-Term Investments (cost $4,450,890)	4,922,687

NUVEEN      41

Nuveen Winslow Managed Volatility Equity Fund (continued)
Portfolio of Investments	October 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$ 179	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $178,708, collateralized by $150,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $188,438	0.030%	11/01/16	$ 178,708
	Total Short-Term Investments (cost $178,708)			178,708
	Total Investments (cost $4,629,598) – 98.6%			5,101,395
	Other Assets Less Liabilities – 1.4%			70,142
	Net Assets – 100%			$5,171,537
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,922,687	$ —	$ —	$4,922,687
Short-Term Investments:
Repurchase Agreements	—	178,708	—	178,708
Total	$4,922,687	$178,708	$ —	$5,101,395
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of October 31, 2016, the cost of investments was $4,646,370.
Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 588,595
Depreciation	(133,570)
Net unrealized appreciation (depreciation) of investments	$ 455,025
42      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
NUVEEN      43

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016